Other Liabilities - Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Other Liabilities Disclosure [Abstract]
Returns reserve	$ 61,406	$ 63,818
Medicaid and indirect rebates	37,110	31,947
Accrued income taxes	22,511	16,950
Employees and payroll accruals	20,195	21,057
Accrued expenses	15,616	16,308
Marketable securities	9,168	2,005
Royalties	8,523	863
Due to customers	4,452	1,550
Derivative instruments	3,811	3,769
Legal and audit fees	2,743	$ 2,253
Lease liability	$ 1,514
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OtherCurrentLiabilitiesMember	us-gaap:OtherCurrentLiabilitiesMember
Suppliers of property, plant and equipment	$ 1,418	$ 4,654
Settlements and loss contingencies	961	1,841
Deferred revenue	237	9,439
Other	4,208	5,307
Other current liabilities	$ 193,873	$ 181,761